Significant accounting policies (Details Textual) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018
Proportion of voting rights held in associate		20.00%
Increase (decrease) due to application of IFRS 15 [member]
Adjustments To Accumulated Deficit	$ 14.1
Bottom of range [member]
Percentage of depreciation charged		20.00%
Top of range [member]
Percentage of depreciation charged		30.00%